Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Carrying Amounts of Right-of-Use Assets

The carrying amounts of right-of-use assets are as below:

	Office premise	Security equipment	Total
	USD	USD	USD
At December 31, 2023	79,382	98,047	177,429
Addition	57,528	166,227	223,755
Depreciation expense	(53,743)	(20,919)	(74,662)
Foreign currency translation	(1,535)	(2,655)	(4,190)
At December 31, 2024	81,632	240,700	322,332
Addition	34,674	199,761	234,435
Depreciation expense	(57,859)	(64,157)	(122,016)
Foreign currency translation	3,808	13,232	17,040
At December 31, 2025	62,255	389,536	451,791

Schedule of Lease Liabilities
	Operating Lease	Finance Lease	Total
	USD	USD	USD
Lease liabilities
At December 31, 2023	81,297	68,606	149,903
Addition during the year	57,528	130,324	187,852
Lease payments	(55,135)	(25,446)	(80,581)
Accretion of interest	1,901	5,811	7,712
Foreign currency translation	(2,524)	(2,200)	(4,724)
At December 31, 2024	83,067	177,095	260,162
Addition during the year	34,674	103,263	137,937
Lease payments	(61,365)	(64,232)	(125,597)
Accretion of interest	1,496	12,319	13,815
Foreign currency translation	4,960	10,714	15,674
At December 31, 2025	62,832	239,159	301,991

Schedule of Balance Sheet
	December 31, 2025	December 31, 2024
	USD	USD
Represented by:
Current liabilities	101,624	89,438
Non-current liabilities	200,367	170,724
	301,991	260,162

Schedule of Maturity of Lease Liabilities

The following table summarizes the maturity of lease liabilities:

Year ended December 31, 2025	Within 1 year	1 to 5 years	>5 years	Total
Undiscounted lease liabilities	114,113	214,034	-	328,147
Interest expense	(12,489)	(13,667)	-	(26,156)
	101,624	200,367	-	301,991

Year ended December 31, 2024	Within 1 year	1 to 5 years	>5 years	Total
Undiscounted lease liabilities	103,063	182,499	-	285,562
Interest expense	(13,625)	(11,775)	-	(25,400)
	89,438	170,724	-	260,162